Document and Entity Information	Apr. 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001718852
Document Type	8-K
Document Period End Date	Apr. 15, 2023
Entity Registrant Name	PROMETHEUS BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40187
Entity Tax Identification Number	81-4282653
Entity Address, Address Line One	3050 Science Park Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	422-4300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RXDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false